Investments - Scheduled maturities of available for sale fixed maturities (Details) - Fixed maturities $ in Millions	Dec. 31, 2017 USD ($)
Amortized Cost Basis, Fiscal Year Maturity [Abstract]
One year or less	$ 434
After one year through five years	4,683
After five years through ten years	12,156
After ten years	3,790
Fixed maturities amortized cost, Subtotal	21,063
ABS (average life of approximately 5 years)	6,120
MBS (average life of approximately 4.5 years)	2,875
Amortized Cost	30,058
Fair Value, Fiscal Year Maturity [Abstract]
One year or less	443
After one year through five years	4,870
After five years through ten years	12,558
After ten years	3,950
Fixed maturities fair value, Subtotal	21,821
ABS (average life of approximately 5 years)	6,237
MBS (average life of approximately 4.5 years)	3,165
Fair Value	$ 31,223
Fair Value Percent, Fiscal Year Maturity [Abstract]
One year or less	1.00%
After one year through five years	16.00%
After five years through ten years	40.00%
After ten years	13.00%
Fixed maturities fair value, Subtotal, Percent	70.00%
ABS (average life of approximately 5 years)	20.00%
MBS (average life of approximately 4.5 years)	10.00%
Fair value, Total, Percent	100.00%